OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Disclosure of other assets [text block]

12) OTHER FINANCIAL ASSETS

Details of other financial assets at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	2016	2017
Other non-current receivables (*)	-	11,125
Non-current guarantees and deposits	40,565	49,097
Total non-current	40,565	60,222
Other current receivables	-	805
Current guarantees and deposits	1,140	1,005
Total current	1,140	1,810
Total	41,705	62,032